Exeter  Insurance  Fund,  Inc.
Moderate  Growth  Portfolio
Growth  Portfolio
Maximum  Horizon  Portfolio
Annual  Report
December  31,  2000

Management  Discussion  and  Analysis  -  December  31,  2000


Dear  Contract  Owners:

The three Exeter Insurance Fund portfolios had double-digit positive returns despite the troubled environment of the past year.

In good times and bad, it is important to understand the reasons for investment results: whether they are a function of luck or design; how sustainable they are; and how they are consistent with the investment approach the manager is supposed to follow. Therefore, rather than just fall back on the fact that last year's numbers were good, we'd prefer to detail five critical highlights about last year.

First, let's consider the investment environment. NASDAQ had the worst year in its history. For the S&P 500, it was the first negative year since 1990, and the worst year since 1974. Against this backdrop, each of the Portfolios not only made money but actually earned a significant return.

Second, it's worth noting that our return came from a variety of different sectors, including energy utilities, oil, defense, and healthcare. Each of these sectors is an example of how the momentum-driven market of the 1990's has died. The sectors that did well last year for the most part did not have momentum going into the year. Once the exuberant market psychology began to fade, this lack of momentum actually proved to be an advantage, since these were sectors that had not been driven up to unsustainable valuations. By focusing on fundamentals, we were able to identify stocks that could grow based on underlying company characteristics, rather than relying on continued market speculation.

Third, our bond investments did well thanks to our focus on high quality, and this boosted the performance of the Moderate Growth and Growth Portfolios. As investor confidence and economic conditions deteriorated, lower-quality bonds came under a great deal of pressure. In contrast, Treasury bonds did not have quality issues to worry about, and could benefit directly from the fall in interest rates, especially at the long end of the yield curve.

Fourth, the dramatic turnaround in results demonstrates how quickly things can change in the financial markets. The improvement in our results, and the sudden plummeting of some previously high-flying investments, are typical of how unpredictable short- and intermediate-term investment results can be. Investors who made decisions based on one-to-three year performance results have been whipsawed pretty badly. Whether we look good or bad on a short-term basis, we will always argue that the true test of an investment approach is the test of time.

Fifth, investment results should fit with the stated style or strategy. In the case of our results last year, it is no accident that our portfolios rose to the top while the market was sinking. We have always explained that we might underperform the speculative stages of a bull market, but the reward for this is doing well in bear markets and the early stages of rising markets. Think of it this way: the ability to make money matters the most during difficult markets, not easy markets, and our style is designed to do well in difficult markets. We won't always be able to make as much money in a down market as we did last year, but over time we have consistently been able to outperform during difficult markets, and that is what we expect from our investment style. In short, 2000 was not just an isolated good year; it was a case of performance being true to form.

We  wish  you  and  yours  a  healthy  and  prosperous  2001.

Sincerely,

Exeter  Asset  Management

Performance  Update  as  of  December  31,  2000


Moderate  Growth  Portfolio


                                   Total  Return
Through       Growth  of  $10,000                    Average
12/31/00      Investment           Cumulative        Annual

One Year        $11,380              13.80%          13.80%
Inception 1     $14,340              43.40%           9.03%



Lehman  Brothers  Intermediate
Bond  Index  2


                                   Total  Return
Through       Growth  of  $10,000                    Average
12/31/00      Investment           Cumulative        Annual

One Year        $11,012              10.12%          10.12%
Inception 1     $13,017              30.17%           6.53%



30-70  Blended  Index  3


                                   Total  Return
Through       Growth  of  $10,000                    Average
12/31/00      Investment           Cumulative        Annual

One Year        $10,426              4.26%            4.26%
Inception 1     $14,972             49.72%           10.16%

[graphic]
[line  chart]

Data  for  the  line  chart  to  follow:





                                        Lehman Brothers
Date         Moderate Growth Portfolio  Intermediate Bond Index  30-70 Blended Index
11/01/96           10,000                    10,000                     10,000
12/31/96           10,110                    10,067                     10,211
12/31/97           11,397                    10,859                     11,764
12/31/98           12,109                    11,775                     13,501
12/31/99           12,601                    11,821                     14,360
12/31/00           14,340                    13,017                     14,972



[graphic]
[pie  chart]

Portfolio  Composition  -
Moderate  Growth  Portfolio  -  As  of  12/31/00

Stocks  -  30.71%
Bonds  -  57.58%
Cash,  short-term  investments,  and  other  assets,  less  liabilities - 11.71%


1   Performance  numbers  for  the  Portfolio  and  Indices  are calculated from
November 1, 1996, the Portfolios' inception date. The Portfolio's performance is historical and may not be indicative of future results.

2 The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,396 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

3 The 30-70 Blended Index is 30% S&P 500 Total Return Index and 70% Lehman Brothers Intermediate Bond Index (see note 2 above). The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

Performance  Update  as  of  December  31,  2000


Growth  Portfolio


                                   Total  Return
Through       Growth  of  $10,000                  Average
12/31/00      Investment           Cumulative      Annual

One Year        $11,757               17.57%       17.57%
Inception 1     $16,532               65.32%       12.81%



Lehman  Brothers  Intermediate
Bond  Index  2


                                   Total  Return
Through       Growth  of  $10,000                  Average
12/31/00      Investment           Cumulative      Annual

One Year        $11,012              10.12%        10.12%
Inception 1     $13,017              30.17%         6.53%



50-50  Blended  Index  3


                                   Total  Return
Through       Growth  of  $10,000                  Average
12/31/00      Investment           Cumulative      Annual

One Year        $10,107               1.07%         1.07%
Inception 1     $16,507              65.07%        12.77%


[graphic]
[line  chart]

Data  for  the  line  chart  to  follow:





                             Lehman Brothers
Date       Growth Portfolio  Intermediate Bond Index  50-50 Blended Index
11/01/96         10,000            10,000                    10,000
12/31/96         10,250            10,067                    10,311
12/31/97         12,221            10,859                    12,495
12/31/98         12,474            10,844                    14,874
12/31/99         14,062            11,821                    16,332
12/31/00         16,532            13,017                    16,507




[graphic]
[pie  chart]

Portfolio  Composition  -  Growth  Portfolio  -  As  of  12/31/00

Stocks  -  52.42%
Bonds  -  40.50%
Cash,  short-term  investments,  and  other  assets,  less  liabilities  - 7.08%


1   Performance  numbers  for  the  Portfolio  and  Indices  are calculated from
November 1, 1996, the Portfolios' inception date. The Portfolio's performance is historical and may not be indicative of future results.

2 The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,396 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

3 The 50-50 Blended Index is 50% S&P 500 Total Return Index and 50% Lehman Brothers Aggregate Bond Index. The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. The Lehman Brothers Aggregate Bond Index is a market value weighted measure of approximately 6,121 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

Performance  Update  as  of  December  31,  2000


Maximum  Horizon  Portfolio


                                   Total  Return
Through       Growth  of  $10,000                 Average
12/31/00      Investment           Cumulative     Annual

One Year        $12,010              20.10%       20.10%
Inception 1     $21,638             116.38%       20.33%



Standard  &  Poor's  (S&P)  500  Total  Return  Index  2


                                   Total  Return
Through       Growth  of  $10,000                  Average
12/31/00      Investment           Cumulative      Annual


One Year         $9,090               -9.10%       -9.10%
Inception 1     $19,887               98.87%       17.98%


[graphic]
[line  chart]

Data  for  line  chart  to  follow:





              Maximum Horizon      Standard & Poor's
Date             Portfolio       500 Total Return Index
11/01/96          10,000                 10,000
12/31/96          10,440                 10,542
12/31/97          12,913                 14,057
12/31/98          13,418                 18,076
12/31/99          18,017                 21,879
12/31/00          21,638                 19,887




[graphic]
[pie  chart]

Portfolio  Composition  -  Maximum  Horizon  Portfolio  -  As  of  12/31/00

Stocks  -  76.18%
Bonds  -  5.00%
Cash,  short-term  investments,  and  other  assets,  less  liabilities - 18.82%


1   Performance  numbers  for  the  Portfolio  and  Indices  are calculated from
November 1, 1996, the Portfolios' inception date. The Portfolio's performance is historical and may not be indicative of future results.

2 The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The Index returns assume reinvestment of income and, unlike Portfolio returns, do not reflect any fees or expenses.

Investment  Portfolio  -  December  31,  2000






                                              MODERATE                                    MAXIMUM
                                               GROWTH                GROWTH               HORIZON
                                              PORTFOLIO             PORTFOLIO             PORFOLIO
                                       ----------------------------------------------------------------

                                                     VALUE                  VALUE              VALUE
                                         SHARES     (NOTE 2)     SHARES    (NOTE 2)   SHARES  (NOTE 2)
                                       ----------  -----------  ---------  ---------  ------  ---------
COMMON STOCK                                           30.71%                52.42%             76.18%

AGRICULTURAL PRODUCTION                                 0.85%                 1.37%              0.55%
-----------------------------------------------------------------------------------------------------
Sylvan, Inc.* . . . . . . . . . . . .         --   $       --         75   $    684       --  $     --
Syngenta AG - ADR*
   (Switzerland) (Note 6) . . . . . .        375        4,102      1,225     13,398      150     1,641
                                                    ----------            -----------        ---------
                                                        4,102                14,082              1,641
                                                    ----------            -----------        ---------

APPAREL                                                 2.57%                 1.81%              2.60%
------------------------------------------------------------------------------------------------------
Adidas-Salomon AG (Germany) (Note 6).        200       12,392        300     18,589      125     7,745
                                                   -----------             ---------          ---------

CHEMICAL & ALLIED PRODUCTS                              2.88%                 6.65%             14.41%
------------------------------------------------------------------------------------------------------
   BIOLOGICAL PRODUCTS                                  0.61%                 2.38%              4.79%
   Cypress Bioscience, Inc.*. . . . .         --           --        450        267       --        --
   Gillette Co. . . . . . . . . . . .         --           --         --         --      150     5,419
   Millennium Pharmaceuticals, Inc.*.         --           --         25      1,547       --        --
   Procter & Gamble Co. . . . . . . .         --           --        150     11,766       75     5,883
   Sigma-Aldrich Corp.. . . . . . . .         75        2,948        275     10,811       75     2,948
                                                   -----------            ----------          ---------
                                                        2,948                24,391             14,250
                                                    ----------            -----------         ---------

   PHARMACEUTICAL PREPARATIONS                          1.26%                 2.19%              5.80%
   American Home Products Corp. . . .         --           --         --         --       50     3,177
   Merck KGaA (Germany) (Note 6). . .         --           --         25      1,103       --        --
   Pfizer, Inc. . . . . . . . . . . .         --           --         --         --       50     2,300
   Pharmacia Corp.. . . . . . . . . .        100        6,100        350     21,350      100     6,100
   Schering-Plough Corp.. . . . . . .         --           --         --         --      100     5,675
                                                    ----------             -----------       ---------
                                                        6,100                22,453             17,252
                                                    ----------             -----------       ---------

   PAINTS & ALLIED PRODUCTS                                --                    --              1.77%
   Sherwin-Williams Co. . . . . . . .         --           --         --         --      200     5,263
                                                   -----------             ---------          ---------

   PLASTIC MATERIALS                                    1.01%                 2.08%              2.05%
   Eastman Chemical Co. . . . . . . .        100        4,875        425     20,719      125     6,094
   PolyOne Corp.. . . . . . . . . . .         --           --        125        734       --        --
                                                   -----------             ---------          --------
                                                        4,875                21,453              6,094
                                                    ----------             ----------         ---------
                                                       13,923                68,297             42,859
                                                    ----------            -----------         ---------

COMMERCIAL, PHYSICAL &
  BIOLOGICAL RESEARCH                                      --                 0.13%                 --
-------------------------------------------------------------------------------------------------------
Monsanto Co.. . . . . . . . . . . . .         --           --         50      1,353       --        --
                                                    ----------             ---------          ---------

COMPUTER INTEGRATED SYSTEMS DESIGN                         --                 0.20%                 --
-------------------------------------------------------------------------------------------------------
IDX Systems Corp.*. . . . . . . . . .         --           --         25        625       --        --
Sabre Holdings Corp.* . . . . . . . .         --           --         25      1,078       --        --
Unisys Corp.* . . . . . . . . . . . .         --           --         25        366       --        --
                                                   ----------              ---------          ---------
                                                           --                 2,069                 --
                                                   ----------              ---------          ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  December  31,  2000






                                               MODERATE                                    MAXIMUM
                                                GROWTH                 GROWTH              HORIZON
                                               PORTFOLIO              PORTFOLIO            PORFOLIO
                                        ----------------------------------------------------------------

                                                      VALUE                  VALUE              VALUE
                                          SHARES     (NOTE 2)     SHARES    (NOTE 2)   SHARES  (NOTE 2)
                                        ----------  -----------  ---------  ---------  ------  ---------
CRUDE PETROLEUM & NATURAL GAS                            3.26%                 4.67%              3.67%
--------------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd. -
    ADR* (Canada) (Note 6) . . . . . .      2,300   $   11,644      5,475   $ 27,717    1,000  $  5,062
Petroleo Brasileiro S.A. (Petrobras)-
   ADR (Brazil) (Note 6) . . . . . . .        175        4,109        825     19,369      250     5,869
Stolt Offshore S.A. -  ADR*
   (United Kingdom) (Note 6) . . . . .         --           --         75        825       --        --
                                                     ----------             ---------          ---------
                                                        15,753                47,911             10,931
                                                     ----------             ---------          ---------

ELECTRIC, GAS, AND SANITARY SERVICES                     1.61%                 2.32%              6.46%
-------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc. . . . . . . . .         --           --         --         --       75     3,614
Ameren Corp. . . . . . . . . . . . . .         --           --        125      5,789       --        --
Cinergy Corp.. . . . . . . . . . . . .         75        2,634        175      6,147      100     3,512
Conectiv, Inc. . . . . . . . . . . . .        100        2,006        275      5,517      100     2,006
FirstEnergy Corp.. . . . . . . . . . .        100        3,156        200      6,313      100     3,156
Waste Management, Inc. . . . . . . . .         --           --         --         --      250     6,938
                                                    ----------             ---------          ---------
                                                         7,796                23,766             19,226
                                                    ----------             ---------          ---------
ELECTRONICS & ELECTRICAL EQUIPMENT                       1.58%                 4.45%              5.44%
-------------------------------------------------------------------------------------------------------
Altera Corp.*. . . . . . . . . . . . .         --           --         25        658       --        --
Intel Corp.. . . . . . . . . . . . . .         --           --         50      1,503       --        --
Motorola, Inc. . . . . . . . . . . . .         --           --         25        506       --        --
Raytheon Co. - Class A . . . . . . . .        100        2,900        300      8,700      150     4,350
Texas Instruments, Inc.. . . . . . . .        100        4,738        725     34,347      250    11,844
                                                    ----------             ---------          ---------
                                                         7,638                45,714             16,194
                                                    ----------             ---------          ---------
FABRICATED METAL INDUSTRIES                              0.35%                 0.66%              1.14%
-------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.. . . . . . . . .         50        1,698        200      6,790      100     3,395
                                                    ----------             ---------          ---------

FINANCIAL SERVICES                                          --                    --              0.66%
--------------------------------------------------------------------------------------------------------
Stilwell Financial, Inc. . . . . . . .         --           --         --         --       50     1,972
                                                    -----------             ---------          ---------

FOOD & KINDRED PRODUCTS                                  5.14%                 7.91%              9.29%
--------------------------------------------------------------------------------------------------------
Constellation Brands, Inc.*. . . . . .         --           --         25      1,469       --        --
Diageo plc - ADR (United
    Kingdom) (Note 6). . . . . . . . .        100        4,438        400     17,750      150     6,656
Earthgrains Co.. . . . . . . . . . . .         --           --         50        925       --        --
Flowers Industries, Inc. . . . . . . .         --           --         50        788       --        --
Fresh Del Monte Produce, Inc.* . . . .         --           --        150        666       --        --
H.J. Heinz Co. . . . . . . . . . . . .        175        8,302        500     23,719      200     9,488
Unilever plc - ADR  (United
   Kingdom) (Note 6) . . . . . . . . .        349       12,062      1,037     35,841      333    11,509
                                                    ----------             ---------          ---------
                                                        24,802                81,158             27,653
                                                    ----------             ---------          ---------

GLASS PRODUCTS                                              --                 0.26%                 --
-------------------------------------------------------------------------------------------------------
Libbey, Inc. . . . . . . . . . . . . .         --           --         50      1,519       --        --
Waterford Wedgwood plc (United
    Kingdom) (Note 6). . . . . . . . .         --           --      1,000      1,165       --        --
                                                    ----------            ----------          ---------
                                                            --                 2,684                 --
                                                    ----------            ----------          ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  December  31,  2000






                                                    MODERATE                                   MAXIMUM
                                                     GROWTH                 GROWTH             HORIZON
                                                    PORTFOLIO              PORTFOLIO           PORFOLIO
                                             ---------------------------------------------------------------

                                                           VALUE                  VALUE              VALUE
                                               SHARES     (NOTE 2)     SHARES    (NOTE 2)   SHARES  (NOTE 2)
                                             ----------  -----------  ---------  ---------  ------  ---------
INDUSTRIAL & COMMERCIAL MACHINERY                             3.03%                 4.78%              6.62%
------------------------------------------------------------------------------------------------------------
Baker Hughes, Inc.. . . . . . . . . . . . .         --   $       --        175   $  7,273       --  $     --
Bell & Howell Co.*. . . . . . . . . . . . .         --           --         50        825       --        --
Cisco Systems, Inc.*. . . . . . . . . . . .         --           --         25        956       --        --
Compaq Computer Corp. . . . . . . . . . . .        325        4,891        775     11,664      275     4,139
Dell Computer Corp.*. . . . . . . . . . . .         --           --         25        436       --        --
Diebold, Inc. . . . . . . . . . . . . . . .        225        7,509        500     16,688      400    13,350
Lexmark International, Inc.*. . . . . . . .         50        2,216        225      9,970       50     2,216
Pall Corp.. . . . . . . . . . . . . . . . .         --           --         25        533       --        --
Sun Microsystems, Inc.* . . . . . . . . . .         --           --         25        697       --        --
                                                          ---------             ---------          ---------
                                                             14,616                49,042             19,705
                                                          ---------             ---------          ---------

PAPER & ALLIED PRODUCTS                                          --                 0.58%              3.29%
------------------------------------------------------------------------------------------------------------
Aracruz Celulose SA - ADR
    (Brazil) (Note 6) . . . . . . . . . . .         --           --        300      4,481      300     4,481
Kimberly-Clark Corp.. . . . . . . . . . . .         --           --         --         --       75     5,302
Smurfit-Stone Container Corp.*. . . . . . .         --           --        100      1,494       --        --
                                                         ----------             ---------          ---------
                                                                 --                 5,975              9,783
                                                         ----------             ---------          ---------

PRIMARY METAL INDUSTRIES                                      1.15%                 1.21%              3.89%
------------------------------------------------------------------------------------------------------------
Intermet Corp.. . . . . . . . . . . . . . .         --           --         75        272       --        --
Norddeutsche Affinerie AG
    (Germany) (Note 6). . . . . . . . . . .         --           --         75        901       --        --
Phelps Dodge Corp.. . . . . . . . . . . . .        100        5,581        175      9,767      100     5,581
Texas Industries, Inc.. . . . . . . . . . .         --           --         50      1,500      200     6,000
                                                         ----------             ---------           --------
                                                              5,581                12,440             11,581
                                                         ----------             ---------           --------

PUBLISHING                                                       --                    --              1.07%
------------------------------------------------------------------------------------------------------------
Reed International plc - ADR
    (United Kingdom) (Note 6) . . . . . . .         --           --         --         --       75     3,197
                                                         -----------             ---------          ---------

RETAIL SPECIALTY STORES                                          --                 0.38%                 --
------------------------------------------------------------------------------------------------------------
Amazon.com, Inc.* . . . . . . . . . . . . .         --           --         50        778       --        --
Great Atlantic & Pacific Tea Company, Inc..         --           --         50        350       --        --
Hancock Fabrics, Inc. . . . . . . . . . . .         --           --        250        859       --        --
Omnicare, Inc.. . . . . . . . . . . . . . .         --           --         75      1,622       --        --
Syms Corp.* . . . . . . . . . . . . . . . .         --           --         75        342       --        --
                                                         ----------            ----------          ---------
                                                                 --                 3,951                 --
                                                         ----------            ----------          ---------

SOCIAL SERVICES                                                  --                 0.09%                 --
------------------------------------------------------------------------------------------------------------
American Retirement Corp.*. . . . . . . . .         --           --        100        305       --        --
Sunrise Assisted Living, Inc.*. . . . . . .         --           --         25        625       --        --
                                                         ----------            ----------          ---------
                                                                 --                   930                 --
                                                         ----------            ----------          ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  December  31,  2000






                                                 MODERATE                                    MAXIMUM
                                                  GROWTH                GROWTH               HORIZON
                                                 PORTFOLIO             PORTFOLIO             PORFOLIO
                                          ----------------------------------------------------------------

                                                        VALUE                  VALUE              VALUE
                                            SHARES     (NOTE 2)     SHARES    (NOTE 2)   SHARES  (NOTE 2)
                                          ----------  -----------  ---------  ---------  ------  ---------
SOFTWARE                                                   0.63%                 3.57%              4.06%
---------------------------------------------------------------------------------------------------------
Computer Associates International, Inc..         --   $       --         25   $    488       --  $     --
Electronic Data Systems Corp.. . . . . .         --           --         25      1,444       --        --
J.D. Edwards & Co.*. . . . . . . . . . .         --           --         25        445       --        --
Microsoft Corp.* . . . . . . . . . . . .         --           --         25      1,084       --        --
Oracle Corp.*. . . . . . . . . . . . . .         --           --         25        727       --        --
Parametric Technology Corp.* . . . . . .        225        3,023      2,375     31,914      900    12,094
WebMD Corp.* . . . . . . . . . . . . . .         --           --         75        595       --        --
                                                      ----------            ----------          ---------
                                                           3,023                36,697             12,094
                                                      ----------            ----------          ---------

TECHNICAL INSTRUMENTS & SUPPLIES                           2.45%                 3.77%              3.31%
---------------------------------------------------------------------------------------------------------
Apogent Technologies, Inc.*. . . . . . .         --           --         75      1,538       --        --
Aradigm Corp.* . . . . . . . . . . . . .         --           --         25        366       --        --
Boston Scientific Corp.* . . . . . . . .         --           --         50        684       --        --
Edwards Lifesciences Corp.*. . . . . . .         --           --        125      2,219       --        --
Eastman Kodak Co.. . . . . . . . . . . .        300       11,813        800     31,500      250     9,844
Getinge Industrier AB-B shares
    (Sweden) (Note 6). . . . . . . . . .         --           --        100      1,192       --        --
Med-Design Corp.*. . . . . . . . . . . .         --           --         50        794       --        --
Sybron Dental Specialties, Inc.* . . . .         --           --         25        422       --        --
                                                      ----------            ----------          ---------
                                                          11,813                38,715              9,844
                                                      ----------            ----------          ---------

TELECOMMUNICATION SERVICES                                 2.49%                 2.72%              3.53%
---------------------------------------------------------------------------------------------------------
BellSouth Corp.. . . . . . . . . . . . .         50        2,047        175      7,164       25     1,023
SBC Communications, Inc. . . . . . . . .         --           --         25      1,194       --        --
Sinclair Broadcast Group, Inc.*. . . . .         --           --        150      1,505       --        --
Sprint Corp. . . . . . . . . . . . . . .        100        2,031        300      6,094       75     1,523
Telecomunicacoes Brasileiras S.A.
    (Telebras) - ADR (Brazil) (Note 6) .         75        5,466        165     12,024       75     5,466
Verizon Communications . . . . . . . . .         50        2,506         --         --       50     2,506
                                                      ----------            ----------          ---------
                                                          12,050                27,981             10,518
                                                      ----------            ----------          ---------

TESTING LABORATORIES                                          --                 0.07%                 --
---------------------------------------------------------------------------------------------------------
Paradigm Geophysical Ltd.* (Israel)
     (Note 6). . . . . . . . . . . . . .         --           --        150        675       --        --
                                                      -----------             ---------          ---------

TEXTILE MILL PRODUCTS                                         --                 0.10%                 --
---------------------------------------------------------------------------------------------------------
Albany International Corp. - Class A*. .         --           --         75      1,008       --        --
                                                      -----------             ---------          ---------

TRANSPORTATION                                             2.72%                4.72%              6.19%
---------------------------------------------------------------------------------------------------------
   EQUIPMENT                                               0.43%                1.30%              3.22%
   B.F. Goodrich Co. . . . . . . . . . .         --           --         --         --      150     5,456
   Northrup Grumman Corp.. . . . . . . .         25        2,075        150     12,450       50     4,150
   Wabtec Corp.. . . . . . . . . . . . .         --           --         75        881       --        --
                                                      ----------            ----------          ---------
                                                           2,075                13,331              9,606
                                                      ----------            ----------          ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  December  31,  2000






                                                   MODERATE                                     MAXIMUM
                                                    GROWTH                  GROWTH              HORIZON
                                                   PORTFOLIO               PORTFOLIO            PORFOLIO
                                            -------------------------------------------------------------------

                                                           VALUE                   VALUE               VALUE
                                              SHARES      (NOTE 2)      SHARES    (NOTE 2)   SHARES   (NOTE 2)
                                            -----------  -----------  ----------  ---------  -------  ---------
   RAILROAD                                                   2.29%                  3.16%               2.97%
   Burlington Northern Santa Fe Corp.. . .          50   $    1,416         375   $ 10,617       150  $  4,247
   Canadian National Railway Co.
      - ADR (Canada) (Note 6). . . . . . .         325        9,648         675     20,039       150     4,453
   Kansas City Southern Industries, Inc. .          --           --         175      1,772        12       127
                                                         -----------            ----------          ----------
                                                             11,064                 32,428               8,827
                                                         -----------            ----------          ----------

   WATER                                                         --                  0.26%                  --
   Trico Marine Services, Inc.*. . . . . .          --           --         175      2,702        --        --
                                                        -----------             ----------          ----------
                                                             13,139                 48,461              18,433
                                                        -----------             ----------          ----------

TOTAL COMMON STOCK . . . . . . . . . . . .                  148,326                538,288             226,771
                                                        -----------             ----------          ----------
Identified Cost. . . . . . . . . . . . . .                  138,256                478,400             208,108


                                             PRINCIPAL                 PRINCIPAL           PRINCIPAL
                                              AMOUNT                    AMOUNT              AMOUNT
---------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES                                     42.00%                 28.61%               5.00%
---------------------------------------------------------------------------------------------------------------
   U.S. TREASURY BONDS                                       12.10%                 16.10%               5.00%
   U. S. Treasury Bond, 6.875%, 8/15/2025.  $   16,000       18,712   $      --         --   $    --        --
   U.S. Treasury Bond, 6.50%, 11/15/2026 .          --           --      35,000     39,311        --        --
   U.S. Treasury Bond, 5.50%, 8/15/2028. .      40,000       39,691     127,000    126,017    15,000    14,884
                                                         -----------              ---------           ---------

   TOTAL U.S. TREASURY BONDS . . . . . . .                   58,403                165,328              14,884
                                                         ----------               ---------           ---------
   Identified Cost . . . . . . . . . . . .                   54,895                149,338              13,619

   U.S. TREASURY NOTES                                       29.90%                 12.51%                  --
   U.S. Treasury Note, 5.50%, 3/31/2003. .      44,000       44,342          --         --        --        --
   U.S. Treasury Note, 4.25%, 11/15/2003 .          --           --      35,000     34,163        --        --
   U.S. Treasury Note, 6.00%, 8/15/2004. .      30,000       30,856      15,000     15,428        --        --
   U.S. Treasury Note, 5.875%, 11/15/2004.          --           --      25,000     25,652        --        --
   U.S. Treasury Note, 6.75%, 5/15/2005. .      60,000       63,864      50,000     53,220        --        --
   U.S. Treasury Note, 6.50%, 10/15/2006 .       5,000        5,336          --         --        --        --
                                                         -----------              ---------           ---------

  TOTAL U.S. TREASURY NOTES. . . . . . . .                  144,398                128,463                  --
                                                         -----------              ---------           ---------
   Identified Cost . . . . . . . . . . . .                  141,081                123,435                  --

TOTAL U.S. TREASURY SECURITIES . . . . . .                  202,801                293,791              14,884
                                                        -----------            -----------          ----------
   Identified Cost . . . . . . . . . . . .                  195,976                272,773              13,619



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  December  31,  2000






                                                        MODERATE                                       MAXIMUM
                                                         GROWTH                   GROWTH               HORIZON
                                                        PORTFOLIO                PORTFOLIO             PORFOLIO
                                        ----------------------------------------------------------------------------
                                                  PRINCIPAL                PRINCIPAL              PRINCIPAL
                                                   AMOUNT/     VALUE        AMOUNT/     VALUE      AMOUNT/   VALUE
                                                   SHARES     (NOTE 2)      SHARES     (NOTE 2)    SHARES   (NOTE 2)
--------------------------------------------------------------------------------------------------------------------
U.S GOVERNMENT AGENCIES                                          15.58%                  11.89%                   --
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association
    Note, 5.75%, 4/15/2003 . . . . . .  $           10,000   $   10,034   $       --   $     --   $     --  $     --
Federal National Mortgage Association
   Note,  7.125%, 2/15/2005. . . . . .                  --           --       30,000     31,510         --        --
Federal National Mortgage Association
    Note, 6.25%, 5/15/2029 . . . . . .              25,000       25,128           --         --         --        --
Federal Home Loan Bank Note,
    6.75%, 5/1/2002                                 10,000       10,139           --         --         --        --
Federal Home Loan Bank Note,
    5.28%, 1/6/2004                                     --           --       60,000     59,439         --        --
Federal Home Loan Mortgage Corp. Note,
    5.50%, 5/15/2002                                30,000       29,945           --         --         --        --
Federal Home Loan Mortgage Corp. Note,
    6.625%, 9/15/2009                                   --           --       30,000     31,186         --        --
                                                             ----------               ---------            ---------

TOTAL U.S. GOVERNMENT
 AGENCIES. . . . . . . . . . . . . . .                           75,246                 122,135                   --
                                                             ----------               ---------            ---------
      Identified Cost. . . . . . . . .                           72,254                 115,527                   --

SHORT-TERM INVESTMENTS                                            4.70%                   9.13%                6.94%
Dreyfus Treasury Cash Management Fund.              22,698       22,698       93,753     93,753     10,676    10,676
U.S. Treasury Bill, 1/4/2001 . . . . .                  --           --           --         --     10,000     9,994
                                                            -----------               ---------            ---------

TOTAL SHORT-TERM
INVESTMENTS. . . . . . . . . . . . . .                          22,698                   93,753               20,670
                                                            -----------               ---------            ---------
 Identified Cost . . . . . . . . . . .                          22,698                   93,753               20,670

                                                                92.99%                  102.05%               88.12%
TOTAL INVESTMENTS. . . . . . . . . . .                         449,071                1,047,967              262,325
                                                            -----------               ---------            ---------
  Identified Cost. . . . . . . . . . .                         429,184                  960,453              242,397

                                                                 7.01%                  (2.05)%               11.88%
OTHER ASSETS, LESS LIABILITIES . . . .                          33,846                 (21,011)               35,350
                                                            -----------               ---------            ---------

                                                                  100%                     100%                 100%
NET ASSETS . . . . . . . . . . . . . .                      $  482,917               $1,026,956           $  297,675
                                                            ==========               ==========           ==========



*Non-income  producing  security
ADR  =  American  Depository  Receipt

FEDERAL  TAX  INFORMATION:

At December 31, 2000, the net unrealized appreciation based on identified cost for federal income tax purposes were as follows:





Identified Cost for Federal Income Tax                       $429,184                  $961,072             $242,397

Unrealized appreciation. . . . . . . .                       $ 26,949                  $113,071             $ 34,720
Unrealized depreciation. . . . . . . .                        (7,062)                   (26,176)             (14,792)
                                                            ---------                 ---------            ---------
UNREALIZED APPRECIATION - NET. . . . .                       $ 19,887                  $ 86,895             $ 19,928
                                                            =========                 =========            =========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities






December 31, 2000


                                                           EXETER INSURANCE FUND, INC.
                                                          ----------------------------
                                                         Moderate                Maximum
                                                          Growth      Growth     Horizon
                                                         Portfolio   Portfolio   Portfolio
                                                         ----------  ----------  ----------

ASSETS:
Investments in securities (Note 2):
     At identified cost . . . . . . .                    $  429,184  $  960,453  $  242,397
                                                         ==========  ==========  ==========
     At value . . . . . . . . . . . .                    $  449,071  $1,047,967  $  262,325
Cash. . . . . . . . . . . . . . . . .                             3          --          --
Receivable for securities sold. . . .                         6,076       7,076       7,645
Dividends receivable. . . . . . . . .                           425       1,072         452
Interest receivable . . . . . . . . .                         3,784       7,029         312
Foreign tax reclaims receivable . . .                            --          --          16
Receivable from investment advisor
  (Note 3). . . . . . . . . . . . . .                        50,328      44,105      51,061
                                                         ----------  ----------  ----------

TOTAL ASSETS. . . . . . . . . . . . .                       509,687   1,107,249     321,811
                                                         ----------  ----------  ----------


LIABILITIES:

Accrued directors' fees (Note 3). . .                         9,303       9,302       9,302
Accrued fund accounting fees (Note 3)                         3,966       3,857       3,907
Payable for securities purchased. . .                         5,964      60,193       4,907
Audit fee payable . . . . . . . . . .                         4,722       4,701       4,723
Payable for fund shares repurchased .                           831         225           7
Due to custodian. . . . . . . . . . .                            --          21          14
Other payables and accrued expenses .                         1,984       1,994       1,276
                                                         ----------  ----------  ----------

TOTAL LIABILITIES . . . . . . . . . .                        26,770      80,293      24,136
                                                         ----------  ----------  ----------

NET ASSETS. . . . . . . . . . . . . .                    $  482,917  $1,026,956  $  297,675
                                                         ==========  ==========  ==========

NET ASSETS CONSIST OF:

Capital stock . . . . . . . . . . . .                    $      421  $      713  $      230
Additional paid-in-capital. . . . . .                       431,859     864,655     240,816
Undistributed net investment income .                        10,774      26,608      11,702
Accumulated net realized gain
     on investments . . . . . . . . .                        19,976      47,466      24,999
Net unrealized appreciation
   on investments . . . . . . . . . .                        19,887      87,514      19,928
                                                         ----------  ----------  ----------

TOTAL NET ASSETS. . . . . . . . . . .                    $  482,917  $1,026,956  $  297,675
                                                         ==========  ==========  ==========

SHARES OUTSTANDING. . . . . . . . . .                        42,030      71,323      23,039
                                                         ==========  ==========  ==========

NET ASSET VALUE PER SHARE . . . . . .                    $    11.49  $    14.40  $    12.92
                                                         ==========  ==========  ==========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations






For the Year Ended December 31, 2000


                                                              EXETER INSURANCE FUND, INC.
                                                             -----------------------------
                                                           Moderate                   Maximum
                                                            Growth       Growth       Horizon
                                                           Portfolio    Portfolio    Portfolio
                                                          -----------  -----------  -----------


INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . .                    $   11,274   $   25,586   $    2,009
Dividends* . . . . . . . . . . . . . .                         3,415       10,880        4,812
                                                         -----------  -----------  -----------

Total Investment Income. . . . . . . .                        14,689       36,466        6,821
                                                         -----------  -----------  -----------


EXPENSES:

Management fees (Note 3) . . . . . . .                         3,267        8,828        2,587
Directors' fees (Note 3) . . . . . . .                         7,701        7,701        7,701
Fund accounting fees (Note 3). . . . .                        37,204       37,273       36,924
Audit fees . . . . . . . . . . . . . .                         7,051        7,051        7,051
Custodian fees . . . . . . . . . . . .                           801        1,501          999
Miscellaneous. . . . . . . . . . . . .                         1,490        1,143        1,490
                                                         -----------  -----------  -----------

Total Expenses . . . . . . . . . . . .                        57,514       63,497       56,752

Less Reduction of Expenses (Note 3). .                       (53,595)     (52,934)     (53,649)
                                                         -----------  -----------  -----------

Net Expenses . . . . . . . . . . . . .                         3,919       10,563        3,103
                                                         -----------  -----------  -----------

NET INVESTMENT INCOME. . . . . . . . .                        10,770       25,903        3,718
                                                         -----------  -----------  -----------


REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:

Net realized gain on investments . . .                        19,981       51,886       36,207
Net change in unrealized appreciation
   on investments. . . . . . . . . . .                        18,308       80,152        8,821
                                                         -----------  -----------  -----------

NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS . . . . . . . .                        38,289      132,038       45,028
                                                         -----------  -----------  -----------

NET INCREASE IN NET
ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . .                   $    49,059   $  157,941   $   48,746
                                                         ===========  ===========  ===========

*Net of foreign taxes withheld . . . .                   $        74   $      288   $       86




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Changes






                                                                 EXETER INSURANCE FUND, INC.
                                                                -----------------------------

                                               MODERATE GROWTH                                  MAXIMUM HORIZON
                                                  PORTFOLIO             GROWTH PORTFOLIO           PORTFOLIO
                                        ------------------------  ------------------------   -----------------------

                                           FOR THE     FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                                            YEAR        YEAR         YEAR         YEAR         YEAR         YEAR
                                           ENDED       ENDED        ENDED        ENDED        ENDED        ENDED
                                          12/31/00    12/31/99     12/31/00     12/31/99     12/31/00     12/31/99
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income. . . . . . . . .  $    10,770  $     6,452  $    25,903  $    12,578  $     3,718  $    3,115
Net realized gain on investments . . .       19,981        2,747       51,886       17,950       36,207      32,683
Net change in unrealized appreciation
   on investments. . . . . . . . . . .       18,308        1,975       80,152       29,127        8,821      22,426
                                        -----------  -----------  -----------  -----------  -----------  ----------

Net increase from operations . . . . .       49,059       11,174      157,941       59,655       48,746      58,224
                                        -----------  -----------  -----------  -----------  -----------  ----------

DISTRIBUTIONS TO
SHAREHOLDERS:

From net investment income . . . . . .       (6,452)      (4,809)     (12,582)     (14,451)      (4,880)     (3,525)
From net realized gain on investments.       (1,782)      (9,435)     (12,693)     (17,687)     (31,562)    (24,534)
                                        -----------  -----------  -----------  -----------  -----------   ---------
Total distributions to shareholders. .       (8,234)     (14,244)     (25,275)     (32,138)     (36,442)    (28,059)
                                        -----------  -----------  -----------  -----------  -----------   ---------


CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase (decrease) from capital
 share transactions (Note 5) . . . . .      156,584      135,254      369,242     (117,226)      57,128      28,059
                                        -----------  -----------  -----------  -----------   ----------   ---------

Net increase (decrease) in net assets.      197,409      132,184      501,908      (89,709)      69,432      58,224


NET ASSETS:

Beginning of year. . . . . . . . . . .      285,508      153,324      525,048      614,757      228,243     170,019
                                        -----------  -----------  -----------  -----------  -----------   ---------

END OF YEAR. . . . . . . . . . . . . .  $   482,917  $   285,508  $ 1,026,956  $   525,048  $   297,675   $ 228,243
                                        =========== ============  ===========  ===========  ===========   =========

Undistributed net investment income. .  $    10,774  $     6,451  $    26,608  $    12,578  $    11,702   $   1,658




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights







                                                                             EXETER INSURANCE FUND, INC.
                                                                            -----------------------------

                                                                              MODERATE GROWTH PORTFOLIO
                                                                            -----------------------------

                                                                                                                FOR THE
                                                                                                                 PERIOD
                                                                            FOR THE YEARS ENDED               11/1/96 1 TO
                                                                12/31/00    12/31/99    12/31/98    12/31/97    12/31/96
                                                               ----------  ----------  ----------  ---------- ------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF PERIOD . .                     $   10.38   $   10.95   $   11.33   $   10.11   $   10.00
                                                               ---------   ---------   ---------   ---------   ---------

Income from investment operations:
Net investment income* . . . . . . . . . .                          0.26        0.24        0.35        0.36        0.07
Net realized and unrealized gain
   on investments. . . . . . . . . . . . .                          1.16        0.21        0.29        0.93        0.04
                                                               ---------   ---------   ---------   ---------   ---------
Total from investment operations . . . . .                          1.42        0.45        0.64        1.29        0.11
                                                               ---------   ---------   ---------   ---------   ---------

Less distributions to shareholders:
From net investment income . . . . . . . .                         (0.24)      (0.34)      (0.36)      (0.07)         --
From net realized gain on investments. . .                         (0.07)      (0.68)      (0.66)         --          --
                                                               ---------   ---------   ---------   ---------   ---------
Total distributions to shareholders. . . .                         (0.31)      (1.02)      (1.02)      (0.07)         --
                                                               ---------   ---------   ---------   ---------   ---------

NET ASSET VALUE - END OF PERIOD. . . . . .                     $   11.49   $   10.38   $   10.95   $   11.33   $   10.11
                                                               =========   =========   =========   =========   =========

Total return 2 . . . . . . . . . . . . . .                         13.80%       4.06%       6.25%      12.73%       1.10%

Ratios to average net
assets / Supplemental Data:
    Expenses * . . . . . . . . . . . . . .                          1.20%       1.20%       1.20%       1.20%       1.20%3
    Net investment income *. . . . . . . .                          3.30%       3.62%       3.25%       3.35%       4.08%3
Portfolio turnover . . . . . . . . . . . .                            47%        109%         69%         53%          0%

NET ASSETS - END OF PERIOD (000's omitted)                     $     483   $     286   $     153   $     144   $     128
                                                               ==========  ==========  ==========  ==========  ==========




* The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:






Net investment income (loss) . .                               $  (1.04)   $ (0.28)    $ (0.52)    $ (1.02)    $  0.04
Ratios (to average net assets):
   Expenses. . . . . . . . . . .                                  17.60%      9.20%       9.34%      14.16%       2.50%3
   Net investment income (loss).                                 (13.11)%    (4.38)%     (4.89)%     (9.61)%      2.78%3





1  Commencement  of  operations.
2  Represents  aggregate  total  return  for  the  period  indicated.
3  Annualized.

The  accompanying  notes  are an integral part of the financial statements.






                                                                              EXETER INSURANCE FUND, INC.
                                                                             -----------------------------

                                                                                    GROWTH PORTFOLIO
                                                                             -----------------------------

                                                                                                                FOR THE
                                                                                                                 PERIOD
                                                                             FOR THE YEARS ENDED              11/1/96 1 TO
                                                               12/31/00    12/31/99    12/31/98    12/31/97    12/31/96
                                                              ----------  ----------  ----------  ---------- ------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF PERIOD . .                     $  12.57   $   11.90   $   12.17   $   10.25   $   10.00
                                                               ---------  ----------  ----------  ----------  ----------

Income from investment operations:
Net investment income* . . . . . . . . . .                          0.24        0.39        0.20        0.17        0.05
Net realized and unrealized gain
   on investments. . . . . . . . . . . . .                          1.95        1.10       0.014        1.80        0.20
                                                               ----------  ----------  ----------  ----------  ----------
Total from investment operations . . . . .                          2.19        1.49        0.21        1.97        0.25
                                                               ----------  ----------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income . . . . . . . .                         (0.18)      (0.37)      (0.09)      (0.05)         --
From net realized gain on investments. . .                         (0.18)      (0.45)      (0.39)         --          --
                                                               ----------  ----------  ----------  ----------  ----------
Total distributions to shareholders. . . .                         (0.36)      (0.82)      (0.48)      (0.05)         --
                                                               ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . .                     $   14.40   $   12.57   $   11.90   $   12.17   $   10.25
                                                               ==========  ==========  ==========  ==========  ==========

Total return 2 . . . . . . . . . . . . . .                         17.57%      12.74%       2.07%      19.23%       2.50%

Ratios to average net
assets / Supplemental Data:
    Expenses * . . . . . . . . . . . . . .                          1.20%       1.20%       1.20%       1.20%       1.20%3
    Net investment income *. . . . . . . .                          2.93%       2.45%       2.47%       2.42%       3.11%3
Portfolio turnover . . . . . . . . . . . .                            65%         82%        138%         90%          3%

NET ASSETS - END OF PERIOD (000's omitted)                     $   1,027   $     525   $     615   $     318   $     130
                                                               ==========  ==========  ==========  ==========  ==========




* The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:





Net investment income (loss) . .                               $ (0.25)    $ (0.07)    $0.03       $ (0.51)    $  0.03
Ratios (to average net assets):
   Expenses. . . . . . . . . . .                                  7.19%       4.11%     3.30%        10.98%       2.50%3
   Net investment income (loss).                                 (3.06)%     (0.46)%    0.37%        (7.36)%      1.81%3





1  Commencement  of  operations.
2  Represents  aggregate  total  return  for  the  period  indicated.
3  Annualized.
4 The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchase of fund shares in relation to fluctuating market values of the investments of the fund.

The  accompanying  notes  are  an  integral  part  of  the financial statements.






                                                                                     EXETER INSURANCE FUND, INC.
                                                                                    -----------------------------

                                                                                      MAXIMUM HORIZON PORTFOLIO
                                                                                    -----------------------------

                                                                                                                        FOR THE
                                                                                                                         PERIOD
                                                                                     FOR THE YEARS ENDED              11/1/96 1 TO
                                                                         12/31/00    12/31/99    12/31/98    12/31/97    12/31/96
                                                                        ----------  ----------  ----------  ---------- ------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF PERIOD . . . . . .                      $  12.42   $   10.66   $   12.89   $   10.44   $   10.00
                                                                        ---------  ----------  ----------  ----------  ----------

Income from investment operations:
Net investment income* . . . . . . . . . . . . . .                          0.18        0.18        0.13        0.09        0.02
Net realized and unrealized gain (loss)
   on investments. . . . . . . . . . . . . . . . .                          2.14        3.34     (0.08)4        2.38        0.42
                                                                        ---------  ----------  ----------  ----------  ----------
Total from investment operations . . . . . . . . .                          2.32        3.52        0.05        2.47        0.44
                                                                        ---------  ----------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income . . . . . . . . . . . .                         (0.24)      (0.22)      (0.16)      (0.02)         --
From net realized gain on investments. . . . . . .                         (1.58)      (1.54)      (2.12)         --          --
                                                                        ---------  ----------  ----------  ----------  ----------
Total distributions to shareholders. . . . . . . .                         (1.82)      (1.76)      (2.28)      (0.02)         --
                                                                        ---------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . .                      $  12.92   $   12.42   $   10.66   $   12.89   $   10.44
                                                                        =========  ==========  ==========  ==========  ==========

Total return 2 . . . . . . . . . . . . . . . . . .                         20.10%      34.28%       3.91%      23.69%       4.40%

Ratios to average net assets / Supplemental Data:
    Expenses * . . . . . . . . . . . . . . . . . .                          1.20%       1.20%       1.20%       1.20%       1.20%3
    Net investment income (loss)*. . . . . . . . .                          1.44%       1.58%       1.08%       0.78%       1.43%3
Portfolio turnover . . . . . . . . . . . . . . . .                            82%         89%        100%        120%          4%

NET ASSETS - END OF PERIOD (000's omitted) . . . .                      $    298   $     228   $     170   $     164   $     132
                                                                        =========  ==========  ==========  ==========  ==========



* The investment advisor did not impose its management fee and paid a portion of the Portfolio's expenses. If these expenses had been incurred by the Portfolio, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:





Net investment income (loss) . .                                        $  (2.36)  $ (0.67)    $ (0.72)    $  (1.29)   $  0.00
Ratios (to average net assets):
   Expenses. . . . . . . . . . .                                           21.94%     8.56%       8.43%       12.76%      2.50%3
   Net investment income (loss).                                          (19.30)%   (5.78)%     (6.15)%     (10.78)%     0.13%3



1  Commencement  of  operations.
2  Represents  aggregate  total  return  for  the  period  indicated.
3  Annualized.
4 The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchase of fund shares in relation to fluctuating market values of the investments of the fund.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements

1.     ORGANIZATION
Moderate Growth Portfolio, Growth Portfolio, and Maximum Horizon Portfolio are no-load diversified portfolios (collectively the "Portfolios") of Exeter Insurance Fund, Inc. (the "Fund", formerly known as Manning & Napier Insurance Fund, Inc.). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It was established for the purpose of providing a vehicle for the investment of assets of various separate accounts which are in turn established exclusively for the purpose of providing an investment vehicle for variable annuity contracts. Currently, shares of the Fund are offered only to separate accounts funding variable annuity contracts issued by Keyport Life Insurance Company and Keyport Benefit Life Insurance Company.

The total authorized capital stock of the Fund consists of 300 million shares of common stock each having a par value of $0.01. As of December 31, 2000, the shares are currently classified into six classes of shares including: Class A - Moderate Growth Portfolio, Class B - Growth Portfolio, Class C - Maximum Horizon Portfolio, Class D - Equity Portfolio, Class E - Small Cap Portfolio, and Class F - Bond Portfolio.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Interest income, including amortization of premium and accretion of original discount securities, is earned from settlement date and accrued daily, according to the yield-to-maturity basis.

The Portfolios use the identified cost method for determining realized gains or losses on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  INCOME  TAXES
The Portfolios' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Portfolios are not subject to federal income tax to the extent that the Portfolios qualify as Regulated Investment Companies as defined in Subchapter M in the Internal Revenue Code and distribute to shareholders each year their taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders  of  net  investment  income  are made annually.
Distributions of net realized gains, if any, are distributed annually. An additional distribution may be necessary to avoid taxation of the Portfolios. Distributions are recorded on the ex-dividend date.

Notes  to  Financial  Statements

DISTRIBUTIONS  OF  INCOME  AND  GAINS  (continued)
The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in timing of the recognition of gains or losses, including investments is passive foreign investment companies, market discount and losses deferred due to wash sales. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Portfolios may periodically make reclassifications among their capital accounts without impacting their net asset values. Any such reclassifications are not reflected in the financial highlights.

For the year ended December 31, 2000, Maximum Horizon Portfolio distributed $13,927 of long-term capital gains.

A total of 22% (unaudited) for Moderate Growth Portfolio, 42% (unaudited) for Growth Portfolio, and 58% (unaudited) for Maximum Horizon Portfolio of the dividends distributed during the fiscal year qualify for the dividends received deduction for corporate sharesholders.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolios and the amounts actually received. The effects of the changes in foreign currency exchange rates on securities are not stated separately in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

OTHER
The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of the revenues and expenses during the reporting period. Actual results could differ from those estimates.

CHANGE  IN  ACCOUNTING  POLICY
In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize all premiums and discounts on fixed-income securities. Upon initial adoption, the Fund will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization of market discount that would have been recognized had such amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations.

The Fund expects that the impact of the adoption of this principle will not be material to the financial statements.

3.          TRANSACTIONS  WITH  AFFILIATES
The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which each Portfolio pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.0% of each Portfolio's average daily net assets.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Portfolios with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Portfolios' organization. The Advisor also provides the Funds with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and of all personnel of the Fund, or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend which is allocated among all the Portfolios of the Fund. In addition, these Directors also receive a per meeting fee for each Portfolio of the Fund.

Notes  to  Financial  Statements

The Advisor has voluntarily agreed to waive its fee and, if necessary pay other expenses of the Portfolios in order to maintain total expenses for each of the Portfolios at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and assumed expenses amounting to $50,328 for the Moderate Growth Portfolio, $44,106 for the Growth Portfolio, and $51,062 for the Maximum Horizon Portfolio for the year ended December 31, 2000.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. These services are provided at no additional cost to the Portfolios.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Portfolios.

Effective April 2000, the Advisor became the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each Portfolio's daily net assets, calculated daily and payable monthly, with a minimum annual fee of $48,000 per Portfolio plus out-of-pocket expenses. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS will serve as sub-accounting services agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES
Purchases and sales of securities, other than short-term securities, for the year ended December 31, 2000 were as follows:





                                      Purchases                     Sales
                                   --------------                -----------
Portfolios                 Other Issuers   Government   Other Issuers   Government
-------------------------  --------------  -----------  --------------  -----------
Moderate Growth Portfolio  $      100,508  $   154,071  $       92,664  $    50,073
Growth Portfolio. . . . .         413,004      441,351         269,282      271,576
Maximum Horizon Portfolio         153,952       37,243         162,023       45,070



5.          CAPITAL  STOCK  TRANSACTIONS

Transactions  in  capital  shares  of  Portfolios  were  as  follows:






                                    FOR THE YEAR                 FOR THE YEAR
                                   ENDED 12/31/00               ENDED 12/31/99
                                  ---------------              ----------------
PORTFOLIOS                     SHARES            AMOUNT          SHARES       AMOUNT
-------------------------  ---------------  ----------------  -----------  ------------
MODERATE GROWTH PORTFOLIO
Sold. . . . . . . . . . .          14,760   $       158,965       12,125   $    121,010
Reinvested . . . . .                  753             8,234        1,370         14,244
Repurchased. . . . .                 (985)          (10,615)          --             --
                           ---------------  ---------------   ----------   ------------
Net change. . . . . . . .          14,528   $       156,584       13,495   $    135,254
                           ===============  ================  ==========    ============

GROWTH PORTFOLIO
Sold. . . . . . . . . . .          28,082   $       349,088        4,207   $     51,164
Reinvested . . . . .                1,875            25,275        2,633         32,138
Repurchased . . . . . . .            (398)           (5,121)     (16,753)      (200,528)
                           ---------------  ----------------  ----------  -------------
Net change. . . . . . . .          29,559   $       369,242       (9,913)  $   (117,226)
                           ===============  ================  ==========  =============

MAXIMUM HORIZON PORTFOLIO
Sold. . . . . . . . . . .           1,586   $        20,740           --   $        --
Reinvested . . . . .                3,083            36,442        2,431         28,059
Repurchased . . . . . . .              (4)              (54)          --            --
                           ---------------  ----------------  ----------  -------------
Net change. . . . . . . .           4,665   $        57,128        2,431   $     28,059
                           ===============  ================  ==========  =============

Notes  to  Financial  Statements

6.     FOREIGN  SECURITIES
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than securities of comparable domestic companies and the United States Government.

7.     FINANCIAL  INSTRUMENTS
The Portfolios may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Portfolios on December 31, 2000.

Report  of  Independent  Accountants


TO  THE  SHAREHOLDERS  AND  THE  BOARD  OF  DIRECTORS  OF
EXETER  INSURANCE  FUND,  INC.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the three portfolios (identified in Note 1) of the Exeter Insurance Fund, Inc. (the "Fund", formerly know as Manning & Napier Insurance Fund, Inc.), at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their net assets for the two years then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS  LLP
BOSTON,  MASSACHUSETTS
FEBRUARY  9,  2001